PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 51.8% of Net Assets
	Aerospace & Defense – 0.9%
31	Axon Enterprise, Inc.(a)	$4,700
210	Boeing Co. (The)(a)	49,205
79	General Dynamics Corp.	15,028
6	L3Harris Technologies, Inc.	1,255
43	Moog, Inc., Class A	3,722
88	Raytheon Technologies Corp.	7,325

		81,235

	Air Freight & Logistics – 0.5%
352	Expeditors International of Washington, Inc.	38,671
48	United Parcel Service, Inc., Class B	9,785

		48,456

	Airlines – 0.2%
18	Alaska Air Group, Inc.(a)	1,244
92	Delta Air Lines, Inc.(a)	4,317
453	JetBlue Airways Corp.(a)	9,223

		14,784

	Auto Components – 0.2%
12	Aptiv PLC(a)	1,727
24	BorgWarner, Inc.	1,166
306	Dana, Inc.	7,742
41	Visteon Corp.(a)	4,994

		15,629

	Automobiles – 0.4%
497	General Motors Co.(a)	28,438
43	Thor Industries, Inc.	6,089

		34,527

	Banks – 2.8%
118	Ameris Bancorp	6,383
211	BancorpSouth Bank	6,244
1,014	Bank of America Corp.	41,097
501	Citigroup, Inc.	35,691
154	Citizens Financial Group, Inc.	7,127
14	Comerica, Inc.	1,052
107	Cullen/Frost Bankers, Inc.	12,846
60	Fifth Third Bancorp	2,432
370	Fulton Financial Corp.	6,309
115	Huntington Bancshares, Inc.	1,762
188	International Bancshares Corp.	8,909
213	KeyCorp	4,635
39	M&T Bank Corp.	6,150
238	People’s United Financial, Inc.	4,315
95	PNC Financial Services Group, Inc. (The)	17,760
247	Regions Financial Corp.	5,385

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
171	TCF Financial Corp.	$7,784
91	Texas Capital Bancshares, Inc.(a)	6,245
296	Truist Financial Corp.	17,556
291	Trustmark Corp.	9,431
142	U.S. Bancorp	8,428
184	Webster Financial Corp.	9,736
508	Wells Fargo & Co.	22,885
81	Wintrust Financial Corp.	6,245

		256,407

	Beverages – 1.4%
231	Coca-Cola Co. (The)	12,469
108	Constellation Brands, Inc., Class A	25,955
805	Keurig Dr Pepper, Inc.	28,859
553	Monster Beverage Corp.(a)	53,669
84	PepsiCo, Inc.	12,109

		133,061

	Biotechnology – 1.0%
58	AbbVie, Inc.	6,467
56	Amgen, Inc.	13,420
18	Biogen, Inc.(a)	4,812
139	BioMarin Pharmaceutical, Inc.(a)	10,831
38	Gilead Sciences, Inc.	2,412
30	Ligand Pharmaceuticals, Inc.(a)	4,376
110	Regeneron Pharmaceuticals, Inc.(a)	52,943

		95,261

	Building Products – 0.3%
35	Carrier Global Corp.	1,525
32	Johnson Controls International PLC	1,995
32	Lennox International, Inc.	10,731
94	Owens Corning	9,100
59	Trex Co., Inc.(a)	6,372

		29,723

	Capital Markets – 3.4%
14	Ameriprise Financial, Inc.	3,618
803	Bank of New York Mellon Corp. (The)	40,054
11	BlackRock, Inc.	9,012
505	Charles Schwab Corp. (The)	35,552
20	CME Group, Inc.	4,040
73	FactSet Research Systems, Inc.	24,544
73	Franklin Resources, Inc.	2,190
80	Goldman Sachs Group, Inc. (The)	27,876
37	Intercontinental Exchange, Inc.	4,355
25	Invesco Ltd.	675
151	Janus Henderson Group PLC	5,193
240	KKR & Co., Inc.	13,579
36	Moody’s Corp.	11,762
28	Morgan Stanley	2,311

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
44	MSCI, Inc.	$21,374
146	Northern Trust Corp.	16,615
50	S&P Global, Inc.	19,519
305	SEI Investments Co.	18,739
518	State Street Corp.	43,486
8	T. Rowe Price Group, Inc.	1,434
38	Virtus Investment Partners, Inc.	10,391

		316,319

	Chemicals – 0.6%
10	Air Products & Chemicals, Inc.	2,885
31	DuPont de Nemours, Inc.	2,390
12	Ecolab, Inc.	2,689
82	HB Fuller Co.	5,479
61	Innospec, Inc.	5,942
59	Linde PLC	16,865
70	Minerals Technologies, Inc.	5,470
9	PPG Industries, Inc.	1,541
12	Sherwin-Williams Co. (The)	3,287
40	Stepan Co.	5,226

		51,774

	Commercial Services & Supplies – 0.2%
74	Healthcare Services Group, Inc.	2,216
42	MSA Safety, Inc.	6,752
8	Republic Services, Inc.	850
64	Tetra Tech, Inc.	8,168
18	Waste Management, Inc.	2,484

		20,470

	Communications Equipment – 0.6%
43	Arista Networks, Inc.(a)	13,552
100	Ciena Corp.(a)	5,047
567	Cisco Systems, Inc.	28,866
8	F5 Networks, Inc.(a)	1,494
56	Lumentum Holdings, Inc.(a)	4,763

		53,722

	Construction & Engineering – 0.1%
196	AECOM(a)	13,020

	Consumer Finance – 1.4%
975	Ally Financial, Inc.	50,164
203	American Express Co.	31,130
302	Capital One Financial Corp.	45,022
50	Green Dot Corp., Class A(a)	2,288
48	PROG Holdings, Inc.	2,445

		131,049

	Containers & Packaging – 0.2%
70	Ball Corp.	6,555

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
52	International Paper Co.	$3,016
295	O-I Glass, Inc.(a)	4,864

		14,435

	Distributors – 0.1%
43	Genuine Parts Co.	5,374

	Diversified Telecommunication Services – 0.3%
223	AT&T, Inc.	7,004
1,271	Lumen Technologies, Inc.	16,307

		23,311

	Electric Utilities – 0.6%
142	American Electric Power Co., Inc.	12,597
228	Edison International	13,555
34	Eversource Energy	2,931
58	IDACORP, Inc.	5,944
218	NextEra Energy, Inc.	16,897
35	PPL Corp.	1,020

		52,944

	Electrical Equipment – 0.4%
21	Acuity Brands, Inc.	3,896
382	Ballard Power Systems, Inc.(a)	8,354
50	Eaton Corp. PLC	7,147
38	Hubbell, Inc.	7,296
35	Rockwell Automation, Inc.	9,249
60	Sunrun, Inc.(a)	2,940

		38,882

	Electronic Equipment, Instruments & Components – 0.8%
22	Amphenol Corp., Class A	1,481
105	Avnet, Inc.	4,612
108	Cognex Corp.	9,301
25	Coherent, Inc.(a)	6,500
38	Corning, Inc.	1,680
138	Itron, Inc.(a)	12,412
21	Littelfuse, Inc.	5,570
20	Rogers Corp.(a)	3,917
149	TE Connectivity Ltd.	20,036
190	Vishay Intertechnology, Inc.	4,668

		70,177

	Energy Equipment & Services – 0.3%
804	Archrock, Inc.	7,509
120	Baker Hughes Co.	2,410
87	NOV, Inc.(a)	1,301
732	Schlumberger NV	19,800

		31,020

	Entertainment – 1.1%
39	Activision Blizzard, Inc.	3,556

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
88	Cinemark Holdings, Inc.(a)	$1,866
74	Electronic Arts, Inc.	10,514
50	Netflix, Inc.(a)	25,673
335	Walt Disney Co. (The)(a)	62,317

		103,926

	Food & Staples Retailing – 0.2%
78	BJ’s Wholesale Club Holdings, Inc.(a)	3,484
4	Costco Wholesale Corp.	1,488
79	Kroger Co. (The)	2,887
248	SpartanNash Co.	4,804
20	Sysco Corp.	1,694
67	Walgreens Boots Alliance, Inc.	3,558

		17,915

	Food Products – 0.4%
75	Campbell Soup Co.	3,581
19	Conagra Brands, Inc.	705
101	Darling Ingredients, Inc.(a)	7,014
56	General Mills, Inc.	3,408
109	Hain Celestial Group, Inc. (The)(a)	4,470
75	Hormel Foods Corp.	3,465
54	Ingredion, Inc.	5,044
16	J.M. Smucker Co. (The)	2,096
30	Kellogg Co.	1,873
17	McCormick & Co., Inc.	1,536

		33,192

	Gas Utilities – 0.2%
113	New Jersey Resources Corp.	4,740
66	ONE Gas, Inc.	5,311
118	South Jersey Industries, Inc.	2,921
141	UGI Corp.	6,163

		19,135

	Health Care Equipment & Supplies – 0.9%
60	Abbott Laboratories	7,205
11	Baxter International, Inc.	943
8	Becton Dickinson & Co.	1,990
35	Boston Scientific Corp.(a)	1,526
8	Cooper Cos., Inc. (The)	3,287
19	Danaher Corp.	4,825
16	DENTSPLY SIRONA, Inc.	1,080
58	Edwards Lifesciences Corp.(a)	5,540
59	Globus Medical, Inc., Class A(a)	4,234
29	Haemonetics Corp.(a)	1,950
58	Hill-Rom Holdings, Inc.	6,393
28	Hologic, Inc.(a)	1,835
21	Intuitive Surgical, Inc.(a)	18,165
41	Medtronic PLC	5,368
131	Meridian Bioscience, Inc.(a)	2,565

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
43	Merit Medical Systems, Inc.(a)	$2,735
31	Penumbra, Inc.(a)	9,486
15	Quidel Corp.(a)	1,572
6	STERIS PLC	1,266
11	Stryker Corp.	2,889

		84,854

	Health Care Providers & Services – 1.8%
20	Amedisys, Inc.(a)	5,397
26	Anthem, Inc.	9,864
157	Centene Corp.(a)	9,693
15	Chemed Corp.	7,149
36	Cigna Corp.	8,964
223	CVS Health Corp.	17,037
56	Encompass Health Corp.	4,752
175	HCA Healthcare, Inc.	35,186
33	Henry Schein, Inc.(a)	2,393
70	Humana, Inc.	31,167
26	Laboratory Corp. of America Holdings(a)	6,913
220	MEDNAX, Inc.(a)	5,790
95	Patterson Cos., Inc.	3,053
41	Quest Diagnostics, Inc.	5,407
32	UnitedHealth Group, Inc.	12,762

		165,527

	Health Care Technology – 0.3%
203	Allscripts Healthcare Solutions, Inc.(a)	3,158
274	Cerner Corp.	20,564

		23,722

	Hotels, Restaurants & Leisure – 2.0%
14	Booking Holdings, Inc.(a)	34,525
4	Chipotle Mexican Grill, Inc.(a)	5,968
52	Dine Brands Global, Inc.(a)	5,026
9	Expedia Group, Inc.(a)	1,586
187	Hilton Worldwide Holdings, Inc.(a)	24,067
65	Jack in the Box, Inc.	7,842
630	MGM Resorts International	25,654
20	Royal Caribbean Cruises Ltd.(a)	1,739
73	Shake Shack, Inc., Class A(a)	7,939
296	Starbucks Corp.	33,889
213	Wendy’s Co. (The)	4,808
309	Yum China Holdings, Inc.	19,442
106	Yum! Brands, Inc.	12,669

		185,154

	Household Durables – 0.4%
170	KB Home	8,199
132	Meritage Homes Corp.(a)	14,043
17	Mohawk Industries, Inc.(a)	3,494

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
229	Taylor Morrison Home Corp.(a)	$7,147

		32,883

	Household Products – 0.4%
7	Clorox Co. (The)	1,277
259	Colgate-Palmolive Co.	20,901
136	Kimberly-Clark Corp.	18,132

		40,310

	Independent Power & Renewable Electricity Producers – 0.3%
87	AES Corp. (The)	2,420
128	Boralex, Inc., Class A	4,231
190	NextEra Energy Partners LP	14,165
74	Ormat Technologies, Inc.	5,358
128	Sunnova Energy International, Inc.(a)	4,521

		30,695

	Industrial Conglomerates – 0.3%
30	Carlisle Cos., Inc.	5,750
1,743	General Electric Co.	22,868
8	Honeywell International, Inc.	1,784

		30,402

	Insurance – 1.5%
29	Aflac, Inc.	1,558
44	Allstate Corp. (The)	5,579
525	American International Group, Inc.	25,436
78	Chubb Ltd.	13,384
101	First American Financial Corp.	6,514
37	Hanover Insurance Group, Inc. (The)	5,117
151	Hartford Financial Services Group, Inc. (The)	9,960
15	Lincoln National Corp.	962
47	Marsh & McLennan Cos., Inc.	6,378
325	MetLife, Inc.	20,680
71	Prudential Financial, Inc.	7,126
264	Reinsurance Group of America, Inc.	34,460
36	Travelers Cos., Inc. (The)	5,568

		142,722

	Interactive Media & Services – 2.7%
29	Alphabet, Inc., Class A(a)	68,251
33	Alphabet, Inc., Class C(a)	79,534
324	Facebook, Inc., Class A(a)	105,326

		253,111

	Internet & Direct Marketing Retail – 2.0%
220	Alibaba Group Holding Ltd., Sponsored ADR(a)	50,809
25	Amazon.com, Inc.(a)	86,685
658	eBay, Inc.	36,710
8	Etsy, Inc.(a)	1,590

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
723	Qurate Retail, Inc., Class A	$8,604

		184,398

	IT Services – 2.8%
65	Accenture PLC, Class A	18,848
117	Akamai Technologies, Inc.(a)	12,718
159	Automatic Data Processing, Inc.	29,731
54	Cognizant Technology Solutions Corp., Class A	4,342
692	DXC Technology Co.(a)	22,774
190	Fiserv, Inc.(a)	22,823
121	Gartner, Inc.(a)	23,701
97	MasterCard, Inc., Class A	37,060
28	Paychex, Inc.	2,730
16	VeriSign, Inc.(a)	3,500
320	Visa, Inc., Class A	74,739
29	WEX, Inc.(a)	5,951

		258,917

	Leisure Products – 0.0%
124	Callaway Golf Co.	3,590

	Life Sciences Tools & Services – 0.7%
23	Agilent Technologies, Inc.	3,073
22	Bio-Techne Corp.	9,405
70	Illumina, Inc.(a)	27,499
119	NeoGenomics, Inc.(a)	5,830
56	Repligen Corp.(a)	11,856
13	Thermo Fisher Scientific, Inc.	6,113
8	Waters Corp.(a)	2,399

		66,175

	Machinery – 2.1%
74	AGCO Corp.	10,798
182	Caterpillar, Inc.	41,516
42	Chart Industries, Inc.(a)	6,747
69	Cummins, Inc.	17,391
186	Deere & Co.	68,978
14	Illinois Tool Works, Inc.	3,226
94	ITT, Inc.	8,865
120	Kennametal, Inc.	4,819
75	Oshkosh Corp.	9,332
18	Parker-Hannifin Corp.	5,649
20	Proto Labs, Inc.(a)	2,241
94	Terex Corp.	4,417
86	Toro Co. (The)	9,856

		193,835

	Media – 1.2%
6	Cable One, Inc.	10,740
48	Charter Communications, Inc., Class A(a)	32,326
846	Comcast Corp., Class A	47,503

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
120	Discovery, Inc., Series A(a)	$4,519
26	Discovery, Inc., Series C(a)	840
90	Fox Corp., Class A	3,368
58	Interpublic Group of Cos., Inc. (The)	1,841
107	New York Times Co. (The), Class A	4,859
72	News Corp., Class A	1,886
96	Omnicom Group, Inc.	7,897

		115,779

	Metals & Mining – 0.3%
303	Cleveland-Cliffs, Inc.(a)	5,412
171	Commercial Metals Co.	4,997
15	Nucor Corp.	1,234
76	Reliance Steel & Aluminum Co.	12,183
47	Royal Gold, Inc.	5,257

		29,083

	Multi-Utilities – 0.2%
83	Consolidated Edison, Inc.	6,425
33	DTE Energy Co.	4,621
40	Sempra Energy	5,503
21	WEC Energy Group, Inc.	2,040

		18,589

	Multiline Retail – 0.2%
435	Macy’s, Inc.(a)	7,213
47	Target Corp.	9,741

		16,954

	Oil, Gas & Consumable Fuels – 1.1%
1,032	APA Corp.	20,640
192	ConocoPhillips	9,819
90	Devon Energy Corp.	2,104
189	Diamondback Energy, Inc.	15,447
443	EOG Resources, Inc.	32,622
167	EQT Corp.(a)	3,190
201	Kinder Morgan, Inc.	3,427
419	Marathon Oil Corp.	4,718
81	ONEOK, Inc.	4,239
537	Southwestern Energy Co.(a)	2,293
58	Valero Energy Corp.	4,290
91	World Fuel Services Corp.	2,815

		105,604

	Paper & Forest Products – 0.1%
126	Louisiana-Pacific Corp.	8,301

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,255

	Pharmaceuticals – 1.2%
78	Bristol-Myers Squibb Co.	4,869

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
26	Eli Lilly & Co.	$4,752
41	Jazz Pharmaceuticals PLC(a)	6,740
257	Merck & Co., Inc.	19,147
345	Novartis AG, Sponsored ADR	29,408
129	Novo Nordisk A/S, Sponsored ADR	9,540
42	Perrigo Co. PLC	1,748
194	Pfizer, Inc.	7,498
585	Roche Holding AG, Sponsored ADR	23,815
8	Zoetis, Inc.	1,384

		108,901

	Professional Services – 0.3%
79	Exponent, Inc.	7,610
12	IHS Markit Ltd.	1,291
27	Insperity, Inc.	2,364
77	Korn Ferry	5,227
46	ManpowerGroup, Inc.	5,561
43	Nielsen Holdings PLC	1,103

		23,156

	Real Estate Management & Development – 0.2%
145	CBRE Group, Inc., Class A(a)	12,354
39	Jones Lang LaSalle, Inc.(a)	7,329

		19,683

	REITs - Apartments – 0.2%
138	American Campus Communities, Inc.	6,239
92	Camden Property Trust	11,084
34	Equity Residential	2,524

		19,847

	REITs - Diversified – 0.2%
52	American Tower Corp.	13,248
8	Crown Castle International Corp.	1,513
66	CyrusOne, Inc.	4,807
68	Weyerhaeuser Co.	2,636

		22,204

	REITs - Health Care – 0.0%
35	Ventas, Inc.	1,941
19	Welltower, Inc.	1,426

		3,367

	REITs - Hotels – 0.1%
115	Host Hotels & Resorts, Inc.(a)	2,088
405	Park Hotels & Resorts, Inc.(a)	9,036

		11,124

	REITs - Mortgage – 0.1%
194	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,166

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.3%
9	Boston Properties, Inc.	$984
201	Corporate Office Properties Trust	5,636
234	Douglas Emmett, Inc.	7,849
312	Easterly Government Properties, Inc.	6,686
104	Kilroy Realty Corp.	7,128

		28,283

	REITs - Shopping Centers – 0.1%
577	Brixmor Property Group, Inc.	12,890

	REITs - Storage – 0.0%
25	Iron Mountain, Inc.	1,003

	REITs - Warehouse/Industrials – 0.1%
86	ProLogis, Inc.	10,022

	Road & Rail – 0.3%
32	CSX Corp.	3,224
39	Norfolk Southern Corp.	10,890
60	Ryder System, Inc.	4,791
30	Union Pacific Corp.	6,663

		25,568

	Semiconductors & Semiconductor Equipment – 2.5%
52	Advanced Micro Devices, Inc.(a)	4,244
24	Analog Devices, Inc.	3,676
37	Applied Materials, Inc.	4,910
82	Cirrus Logic, Inc.(a)	6,102
142	Cree, Inc.(a)	14,118
49	Enphase Energy, Inc.(a)	6,823
175	First Solar, Inc.(a)	13,393
105	Ichor Holdings Ltd.(a)	5,856
190	Intel Corp.	10,931
7	Lam Research Corp.	4,343
37	Micron Technology, Inc.(a)	3,184
141	NVIDIA Corp.	84,653
6	NXP Semiconductors NV	1,155
237	QUALCOMM, Inc.	32,896
61	Silicon Laboratories, Inc.(a)	8,598
75	Texas Instruments, Inc.	13,538
35	Universal Display Corp.	7,829
9	Xilinx, Inc.	1,152

		227,401

	Software – 3.7%
37	Adobe, Inc.(a)	18,809
37	ANSYS, Inc.(a)	13,529
193	Autodesk, Inc.(a)	56,339
47	Blackbaud, Inc.(a)	3,343
62	Bottomline Technologies, Inc.(a)	3,011
12	Citrix Systems, Inc.	1,486
22	Fair Isaac Corp.(a)	11,471

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
242	Microsoft Corp.	$61,027
38	NortonLifeLock, Inc.	821
769	Oracle Corp.	58,282
41	Paylocity Holding Corp.(a)	7,923
59	PTC, Inc.(a)	7,725
41	Qualys, Inc.(a)	4,156
179	salesforce.com, Inc.(a)	41,227
65	SPS Commerce, Inc.(a)	6,659
183	Workday, Inc., Class A(a)	45,201

		341,009

	Specialty Retail – 1.0%
139	American Eagle Outfitters, Inc.	4,805
53	Asbury Automotive Group, Inc.(a)	10,526
4	AutoZone, Inc.(a)	5,857
28	Best Buy Co., Inc.	3,256
27	Five Below, Inc.(a)	5,434
17	GameStop Corp., Class A(a)	2,951
60	Gap, Inc. (The)	1,986
82	Home Depot, Inc. (The)	26,541
33	Lithia Motors, Inc., Class A	12,685
16	Lowe’s Cos., Inc.	3,140
38	Monro, Inc.	2,682
15	TJX Cos., Inc. (The)	1,065
8	Ulta Beauty, Inc.(a)	2,635
51	Williams-Sonoma, Inc.	8,708

		92,271

	Technology Hardware, Storage & Peripherals – 0.6%
1,238	Hewlett Packard Enterprise Co.	19,833
774	HP, Inc.	26,401
131	NCR Corp.(a)	5,993
17	Seagate Technology PLC	1,579

		53,806

	Textiles, Apparel & Luxury Goods – 0.5%
31	Deckers Outdoor Corp.(a)	10,484
1,058	Under Armour, Inc., Class A(a)	25,720
86	VF Corp.	7,539
120	Wolverine World Wide, Inc.	5,006

		48,749

	Thrifts & Mortgage Finance – 0.1%
172	Mr. Cooper Group, Inc.(a)	5,931
452	New York Community Bancorp, Inc.	5,406

		11,337

	Trading Companies & Distributors – 0.0%
39	GATX Corp.	3,811

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
46	American Water Works Co., Inc.	$7,176
309	Essential Utilities, Inc.	14,563

		21,739

	Wireless Telecommunication Services – 0.2%
86	Shenandoah Telecommunications Co.	4,065
87	T-Mobile US, Inc.(a)	11,495

		15,560

	Total Common Stocks (Identified Cost $3,759,210)	4,809,505

Principal Amount
Bonds and Notes – 9.0%
	Automotive – 0.2%
$ 8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,947
2,000	Lear Corp., 4.250%, 5/15/2029	2,232
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,080

		16,259

	Banking – 1.6%
9,000	American Express Co., 3.700%, 8/03/2023	9,648
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,119
12,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	12,066
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,440
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,460
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,287
3,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	3,083
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,001
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,773
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,541
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,261
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	7,658
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,459
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,579

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$6,353
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,353
6,000	State Street Corp., 2.400%, 1/24/2030	6,146
9,000	Truist Bank, 3.200%, 4/01/2024	9,665
9,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	9,663
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,415

		148,970

	Brokerage – 0.2%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	8,243
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,511

		15,754

	Cable Satellite – 0.1%
9,000	Comcast Corp., 3.000%, 2/01/2024	9,615

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,476

	Construction Machinery – 0.1%
8,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	8,056
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,065

		12,121

	Consumer Cyclical Services – 0.2%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	9,226
5,000	eBay, Inc., 3.800%, 3/09/2022	5,130

		14,356

	Diversified Manufacturing – 0.0%
2,000	General Electric Co., 4.500%, 3/11/2044	2,274

	Electric – 0.5%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,737
10,000	Entergy Corp., 0.900%, 9/15/2025	9,823
7,000	Exelon Corp., 4.050%, 4/15/2030	7,866

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$8,901
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,225
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,134
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,671

		50,357

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,269

	Financial Other – 0.1%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,233

	Food & Beverage – 0.3%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,044
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,862
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,261

		27,167

	Government Owned - No Guarantee – 0.1%
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	12,862

	Health Insurance – 0.2%
6,000	Anthem, Inc., 4.101%, 3/01/2028	6,773
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	9,508

		16,281

	Healthcare – 0.4%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,136
7,000	CVS Health Corp., 4.300%, 3/25/2028	7,964
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,273
9,000	McKesson Corp., 3.950%, 2/16/2028	10,150
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,239

		32,762

	Independent Energy – 0.1%
7,000	EQT Corp., 3.000%, 10/01/2022	7,127

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.2%
$6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$6,538
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,613
5,000	Shell International Finance BV, 6.375%, 12/15/2038	7,222

		22,373

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,479
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,327

		6,806

	Media Entertainment – 0.1%
8,000	ViacomCBS, Inc., 4.750%, 5/15/2025	9,066

	Midstream – 0.1%
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,568

	Mortgage Related – 1.0%
3,834	FNMA, 2.000%, 9/01/2050	3,875
29,244	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	30,370
40,234	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	42,312
13,135	FNMA, 3.500%, with various maturities in 2049(b)	13,964
3,542	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	3,803
3,004	FNMA, 4.500%, 5/01/2049	3,277

		97,601

	Natural Gas – 0.1%
10,000	NiSource, Inc., 0.950%, 8/15/2025	9,883

	Pharmaceuticals – 0.3%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	8,745
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,132
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,890
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,466
3,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	3,055

		31,288

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 0.1%
$ 8,000	American International Group, Inc., 3.400%, 6/30/2030	$8,550
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,114

		10,664

	Railroads – 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,491

	REITs - Office Property – 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,378

	REITs - Retail – 0.1%
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,910
2,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	2,163

		5,073

	Restaurants – 0.1%
8,000	Starbucks Corp., 2.250%, 3/12/2030	7,930

	Technology – 0.7%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,584
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,627
5,000	HP, Inc., 3.000%, 6/17/2027	5,348
7,000	Intel Corp., 2.450%, 11/15/2029	7,211
6,000	International Business Machines Corp., 4.000%, 6/20/2042	6,835
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,425
7,000	Oracle Corp., 2.950%, 5/15/2025	7,476
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,402
9,000	VMware, Inc., 2.950%, 8/21/2022	9,270

		68,178

	Treasuries – 1.4%
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,337
14,000	U.S. Treasury Bond, 2.875%, 11/15/2046	15,625
14,000	U.S. Treasury Bond, 3.000%, 5/15/2045	15,938

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	$11,453
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	16,088
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,016
24,000	U.S. Treasury Note, 0.375%, 11/30/2025	23,587
16,000	U.S. Treasury Note, 1.250%, 3/31/2028	15,952
19,000	U.S. Treasury Note, 2.125%, 12/31/2022	19,628

		130,624

	Utility Other – 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,588

	Wireless – 0.1%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,427

	Wirelines – 0.2%
7,000	AT&T, Inc., 3.650%, 6/01/2051	6,733
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,652
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	7,169

		17,554

	Total Bonds and Notes (Identified Cost $842,778)	836,375

Shares
Exchange-Traded Funds – 7.1%
8,393	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $561,376)	655,409

Affiliated Mutual Funds – 30.2%
32,136	Loomis Sayles Inflation Protected Securities Fund, Class N	382,735
29,234	Loomis Sayles Limited Term Government and Agency Fund, Class N	335,604
40,838	Mirova Global Green Bond Fund, Class N	429,204
45,668	Mirova International Sustainable Equity Fund, Class N	655,338
16,520	WCM Focused Emerging Markets Fund, Institutional Class	331,388
25,414	WCM Focused International Growth Fund, Institutional Class	665,348

	Total Affiliated Mutual Funds (Identified Cost $2,567,238)	2,799,617

Principal Amount	Description	Value (†)
Short-Term Investments – 2.5%
$ 231,858	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $231,858 on 5/03/2021 collateralized by $237,000 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $236,796 including accrued interest(d) (Identified Cost $231,858)	$231,858

	Total Investments – 100.6% (Identified Cost $7,962,460)	9,332,764
	Other assets less liabilities – (0.6)%	(53,887)

	Net Assets – 100.0%	$9,278,877

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $10,713 or 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$316,998	$67,348	$22	$2	$(1,591)	$382,735	$1,416
Loomis Sayles Limited Term Government and Agency Fund, Class N	277,491	59,637	26	—	(1,498)	335,604	723
Mirova Global Green Bond Fund, Class N	355,881	81,563	18	1	(8,223)	429,204	2,093
Mirova International Sustainable Equity Fund, Class N	525,338	101,868	2,174	475	29,831	655,338	6,459
WCM Focused Emerging Markets Fund, Institutional Class	262,485	68,895	1,005	188	825	331,388	—
WCM Focused International Growth Fund, Institutional Class	528,852	101,931	2,871	496	36,940	665,348	—

	$2,267,045	$481,242	$6,116	$1,162	$56,284	$2,799,617	$10,691

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,809,505	$—	$—	$4,809,505
Bonds and Notes*	—	836,375	—	836,375
Exchange-Traded Funds	655,409	—	—	655,409
Affiliated Mutual Funds	2,799,617	—	—	2,799,617
Short-Term Investments	—	231,858	—	231,858

Total	$8,264,531	$1,068,233	$—	$9,332,764

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	76.8%
Fixed Income	21.3
Short-Term Investments	2.5

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%